Investments in Associates	12 Months Ended
Mar. 31, 2018
Disclosure Of Significant Investments In Associates [Abstract]
Investments in Associates
15.	Investments In ASSOCIATES

The following table outlines changes in the investments in associates that are accounted for using the equity method. In accordance with IAS 28 Investments in Associates and Joint Ventures in cases where the Company does not have the same reporting date as its associates the Company will account for its investment one quarter in arrears. Accordingly the figures in the following tables are based on values at December 31, 2017 with adjustments for any significant transactions.

			Participating	Balance at		Share of net		Balance at
			share	March 31,		(loss)/	Interest	March 31,
Entity	Instrument	Note		2017	Additions	income	income	2018
Agripharm	shares	10(c)	40.0%	$-	$38,711	$(232)	$-	$38,479
TerrAscend	shares	15(i)	24.0%	-	16,978	(66)	-	16,912
Radicle	convertible debenture	15(ii)	23.8%	-	5,000	(136)	(110)	4,754
CHI	shares	15(iii)	43.0%	-	4,000	(1,039)	-	2,961
Bedrocan Brasil	shares	15(iv)	39.8%	-	-	-	-	-
Entourage	shares	15(iv)	40.0%	-	-	-	-	-
				$-	$64,689	$(1,473)	$(110)	$63,106

The following table presents current and non-current assets, current and non-current liabilities as well as revenues and profit or loss of the Company’s investments in associates:

	Current	Non-current	Current	Non-current
Entity	assets	assets	liabilities	liabilities	Revenue	Loss [1]
Agripharm	$4,671	$90,716	$1,391	$10,896	$-	$(557)
TerrAscend	53,693	15,369	1,692	-	-	(6,805)
Radicle	2,576	4,382	94	7,174	-	(506)
CHI	12,160	123	364	-	-	(3,949)
Bedrocan Brasil	659	-	34	-	-	(162)
Entourage	1,749	224	2,056	-	-	(2,061)
	$75,508	$110,814	$5,631	$18,070	$-	$(14,040)

[1] For the year ended December 31 except for Agripharm which is from the period of December 1, 2017 to December 31, 2017 as this represents the period post derecognition

15.	Investments In ASSOCIATES (CONTINUED)
(i)

TerrAscend Corp. (“TerrAscend”) is a publicly traded licensed producer under ACMPR. On December 8, 2017, the Company subscribed for 9,545,456 units of TerrAscend directly, and 9,545,456 units indirectly through its subsidiary Canopy Rivers, for $1.10 per unit. Each unit included one common share of TerrAscend and one common share purchase warrant. The warrants are exercisable until December 8, 2020 at $1.10 per common share. The Company has allocated the purchase price to the shares and warrants based on their relative fair values, in the amount of $13,460 and $7,540 respectively. On November 27, 2017, the Company acquired an additional 1,740,000 common shares of TerrAscend directly and 1,740,000 shares indirectly through its subsidiary Canopy Rivers under a block trade at a price of $1.00 per share.

Following these transactions, the Company directly and indirectly owns 24% of the issued and outstanding shares of TerrAscend and the Company has concluded it has significant influence over TerrAscend and will account for its investment in these common shares using the equity method. Costs of $38 have been capitalized to the cost of the investment.

The warrants represent a derivative financial instrument that is initially measured at fair value in other financial assets and subsequently remeasured to its fair value at the end of each reporting period with changes in fair value through profit or loss.

TerrAscend has agreed to sell the Company approximately 25% of its current production for a term of 2 years upon receiving its license to sell cannabis, renewal annually for an additional one-year term.

(ii)

Radicle Medical Marijuana Inc. (“Radicle”) is an ACMPR applicant. Canopy Rivers has entered into funding arrangements with Radicle and its affiliates whereby they have committed to invest $5,000 in the form of a convertible debenture and $5,000 in a repayable debenture and has also entered into a royalty agreement with Radicle. The debentures bear interest at 5%, payable quarterly in cash, and are due at the earlier of 24 months or the date Radicle receives a sales license and are secured against all of its assets. Assuming Radicle receives a sales license before maturity, the convertible debenture automatically converts into common shares and the repayable debenture will convert into the royalty interest. Under the royalty agreement, Canopy Rivers will receive a royalty for a term of 20 years. To date $5,000 has been advanced under the convertible debenture and $3,000 has been advanced under the repayable debenture.

The convertible debenture is convertible into 23.8% of the common shares and this interest, together with other rights provided under the agreements, give Canopy Rivers significant influence over the investee and Canopy Rivers is accounting for the investment using the equity method.

The repayable debenture and royalty agreement is being accounted for as one instrument and is classified as loans and receivables and being measured at amortized cost.

Canopy Growth also entered into an agreement with Radicle whereby they have committed to sell a specified portion of their output to Canopy Growth.

(iii)

Canopy Health Innovations (“CHI”) was formed in December 2016 to act as a cannabis research incubator. On December 21, 2016, CHI closed an initial round of financing for gross proceeds of approximately $7,000. Following this investment, the Company had a 46.15% ownership interest in CHI, however had a $nil balance at March 31, 2017. During the quarter ended September 30, 2017, CHI closed a second round of financing for $8,842 which included $4,000 invested by the Company. The Company’s ownership interest is currently 43.0%.

(iv)

Bedrocan Brasil S.A. (“Bedrocan Brasil”) was formed in September 2016 to facilitate the importation of Bedrocan International's proprietary standardized cannabis varieties and the Company’s know-how into the Brazilian market. At the same time, the Company partnered with Entourage Phytolab S.A. (“Entourage”) to develop cannabis-based pharmaceutical medical products for the Brazilian and international markets. The Company currently holds a 39.762% interest in Bedrocan Brasil and 39.990% interest in Entourage, however has a $nil balance at March 31, 2018.